S-K 1603(b) Conflicts of Interest	Jun. 30, 2025
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]
Other Considerations and Conflicts of Interest
We are not prohibited from pursuing an initial business combination or subsequent transaction with a company that is affiliated with Bain or our sponsor, officers or directors. In the event we seek to complete our initial business combination with a company that is affiliated with Bain, our sponsor or any of our officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or an independent valuation or accounting firm that such initial business combination or transaction is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context (except as described herein in a situation where our board is not able to independently determine the fair market value of the target business or businesses).